UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005.

Check here if Amendment []; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ursus Capital Management, L.L.C.
Address:    1370 Avenue of the Americas, 27th Floor
            New York, New York 10019


13F File Number:  28-10045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephanie Guilpin
Title:      Secretary
Phone:      (212) 541-9224

Signature, Place, and Date of Signing:

 /s/ Stephanie Guilpin			New York, NY		  02/15/06
--------------------------     ---------------------------    ---------------
    Stephanie Guilpin             	New York, NY		  02/15/06

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       65

Form 13F Information Table Value Total:      $57,566
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                        Column 2        Column 3    	Column 4  Column 5  	Column 6   Column 7         Column 8
------------------------------- --------------  ---------   	--------- --------  	--- -----  ------- -------- ---- ------ ----
                                                                  Value     SHRS/     	SH/ PUT/   INVSTMT OTHER    Voting Authority
NAME OF ISSUER                  Title of Class  CUSIP       	(x $1000) PRN AMT   	PRN CALL   DSCRETN MANAGERS SOLE SHARED NONE
------------------------------- --------------  ---------   	--------- --------  	--- -----  ------- -------- ---- ------ ----

AP PHARMA INC			COMMON		00202J104	338	  220700	SH  N/A	   Sole	   N/A	    338
ACACIA RESH CORP		COMBIMTRX COM	003881208	123	  90000		SH  N/A	   Sole	   N/A	    123
ACUSPHERE INC			COMMON		00511R870	865	  162000	SH  N/A	   Sole	   N/A	    865
ALEXION PHARMACEUTICALS INC	COMMON		015351109	810	  40000		SH  N/A	   Sole	   N/A	    810
AMERICAN MED SYS HLDGS INC	COMMON		02744M108	357	  20000		SH  N/A	   Sole	   N/A	    357
ARADIGM CORP			COMMON		038505103	887	  1215000	SH  N/A	   Sole	   N/A	    887
ARENA PHARMACEUTICALS INC	COMMON		040047102	107	  7500		SH  N/A	   Sole	   N/A	    107
ARIAD PHARMACEUTICALS INC	COMMON		04033A100	541	  92500		SH  N/A	   Sole	   N/A	    541
AXCAN PHARMA INC		COMMON		054923107	454	  30000		SH  N/A	   Sole	   N/A	    454
BIOMARIN PHARMACEUTICAL INC	COMMON		09061G101	539	  50000		SH  N/A	   Sole	   N/A	    539
BRISTOL MYERS SQUIBB CO		COMMON		110122108	919	  40000		SH  N/A	   Sole	   N/A	    919
CV THERAPEUTICS INC		COMMON		126667104	1051	  42500		SH  N/A	   Sole	   N/A	    1051
CONNETICS CORP			COMMON		208192104	650	  45000		SH  N/A	   Sole	   N/A	    650
CURAGEN CORP			COMMON		23126R101	262	  85000		SH  N/A	   Sole	   N/A	    262
CUTERA INC			COMMON		232109108	461	  17500		SH  N/A	   Sole	   N/A	    461
ENDO PHARMACEUTICALS HLDGS I	COMMON		29264F205	454	  15000		SH  N/A	   Sole	   N/A	    454
ENDOLOGIX INC			COMMON		29266S106	483	  70000		SH  N/A	   Sole	   N/A	    483
FIRST HORIZON PHARMACEUTICAL	COMMON		32051K106	1028	  70000		SH  N/A	   Sole	   N/A	    1028
FOREST LABS INC			COMMON		345838106	610	  15000		SH  N/A	   Sole	   N/A	    610
GENENTECH INC			COMMON NEW	368710406	879	  9500		SH  N/A	   Sole	   N/A	    879
GREATBATCH INC			COMMON		39153L106	260	  10000		SH  N/A	   Sole	   N/A	    260
HEALTH MGMT ASSOC INC NEW	CL A		421933102	329	  15000		SH  N/A	   Sole	   N/A	    329
ISTA PHARMACEUTICALS INC	COMMON NEW	45031X204	398	  62500		SH  N/A	   Sole	   N/A	    398
IMCLONE SYS INC			COMMON		45245W109	1798	  52500		SH  N/A	   Sole	   N/A	    1798
IMMUNE RESPONSE CORP DEL	COMMON NEW	45252T205	57	  685000	SH  N/A	   Sole	   N/A	    57
INSPIRE PHARMACEUTICALS INC	COMMON		457733103	356	  70000		SH  N/A	   Sole	   N/A	    356
K V PHARMACEUTICAL CO		CLASS A		482740206	258	  12500		SH  N/A	   Sole	   N/A	    258
KOS PHARMACEUTICALS INC		COMMON		500648100	4009	  77500		SH  N/A	   Sole	   N/A	    4009
LANNETT INC			COMMON		516012101	74	  10000		SH  N/A	   Sole	   N/A	    74
MGI PHARMA INC			COMMON		552880106	2574	  150000	SH  N/A	   Sole	   N/A	    2574
MARTEK BIOSCIENCES CORP		COMMON		572901106	1599	  64988		SH  N/A	   Sole	   N/A	    1599
MED-DESIGN CORP			COMMON		583926100	153	  312500	SH  N/A	   Sole	   N/A	    153
MEDICIS PHARMACEUTICAL CORP	CLASS A NEW	584690309	881	  27500		SH  N/A	   Sole	   N/A	    881
MEDIMMUNE INC			COMMON		584699102	1051	  30000		SH  N/A	   Sole	   N/A	    1051
MICRO THERAPEUTICS INC		COMMON		59500W100	4851	  700000	SH  N/A	   Sole	   N/A	    4851
NPS PHARMACEUTICALS INC		COMMON		62936P103	385	  32500		SH  N/A	   Sole	   N/A	    385
NEKTAR THERAPEUTICS		COMMON		640268108	4115	  250000	SH  N/A	   Sole	   N/A	    4115
NEOPHARM INC			COMMON		640919106	297	  27500		SH  N/A	   Sole	   N/A	    297
NEUROLOGIX INC			COMMON		64125U406	693	  385000	SH  N/A	   Sole	   N/A	    693
NITROMED INC			COMMON		654798503	209	  15000		SH  N/A	   Sole    N/A	    209
NOVOGEN LIMITED			SPONSORED ADR	67010F103	182	  10000		SH  N/A	   Sole	   N/A	    182
ORCHID CELLMARK INC		COMMON		68573C107	566	  74500		SH  N/A	   Sole	   N/A	    566
PAIN THERAPEUTICS INC		COMMON		69562K100	338	  50000		SH  N/A	   Sole	   N/A	    338
PENWEST PHARMACEUTICALS CO	COMMON		709754105	342	  17500		SH  N/A	   Sole	   N/A	    342
PHOTOMEDEX INC			COMMON		719358103	271	  157500	SH  N/A	   Sole	   N/A	    271
REGEN BIOLOGICS INC		COMMON		75884M104	680	  747500	SH  N/A	   Sole	   N/A	    680
RIGEL PHARMACEUTICALS INC	COMMON NEW	766559603	251	  30000		SH  N/A	   Sole	   N/A	    251
RURAL / METRO CORP		COMMON		781748108	267	  29500		SH  N/A	   Sole	   N/A	    267
SALIX PHARMACEUTICALS INC	COMMON		795435106	1670	  95000		SH  N/A	   Sole	   N/A	    1670
SANTARUS INC			COMMON		802817304	27	  5000		SH  N/A	   Sole	   N/A	    27
SAVIENT PHARMACEUTICALS INC	COMMON		80517Q100	318	  85000		SH  N/A	   Sole	   N/A	    318
SCICLONE PHARMACEUTICALS INC	COMMON		80862K104	116	  50000		SH  N/A	   Sole	   N/A	    116
SEPRACOR INC			COMMON		817315104	2709	  52500		SH  N/A	   Sole	   N/A	    2709
SERONO S A 			SPONSORED ADR	81752M101	1360	  68500		SH  N/A	   Sole	   N/A	    1360
STAAR SURGICAL CO		COM PAR $0.01	852312305	988	  125000	SH  N/A	   Sole	   N/A	    988
SUPERGEN INC			COMMON		868059106	1477	  292500	SH  N/A	   Sole	   N/A	    1477
TANOX INC			COMMON		87588Q109	2742	  167500	SH  N/A	   Sole	   N/A	    2742
TENET HEALTHCARE CORP		COMMON		88033G100	211	  27500		SH  N/A	   Sole	   N/A	    211
THERMO ELECTRON CORP		COMMON		883556102	301	  10000		SH  N/A	   Sole	   N/A	    301
TITAN PHARMACEUTICALS INC DEL	COMMON		888314101	622	  435000	SH  N/A	   Sole	   N/A	    622
TRIMERIS INC			COMMON		896263100	776	  67500		SH  N/A	   Sole	   N/A	    776
VAXGEN INC			COMMON		922390208	284	  32500		SH  N/A	   Sole	   N/A	    284
ZIMMER HLDGS INC		COMMON		98956P102	1855	  27500		SH  N/A	   Sole	   N/A	    1855
ZYMOGENETICS INC		COMMON		98985T109	638	  37500		SH  N/A	   Sole    N/A	    638
TARO PHARMACEUTICALS INDS LTD	ORD		M8737E108	2410	  172500	SH  N/A	   Sole	   N/A	    2410
								57566